Stockholders’ Equity (Details Narrative)													1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 $ / shares shares	May 14, 2024 USD ($) $ / shares shares	May 13, 2024 USD ($) $ / shares shares	Feb. 22, 2024 shares	Feb. 19, 2024 USD ($) $ / shares shares	Feb. 02, 2024 $ / shares shares	Jan. 08, 2024 $ / shares shares	Oct. 30, 2023 USD ($) $ / shares shares	Jul. 03, 2023 $ / shares shares	Oct. 25, 2022 € / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Jul. 14, 2022 shares	May 16, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 25, 2024 $ / shares shares	Feb. 20, 2024 $ / shares shares	Oct. 13, 2022 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares, authorized	35,000,000								15,000,000					35,000,000		35,000,000		35,000,000	15,000,000	35,000,000
Common stock, par value | $ / shares	$ 0.001								$ 0.001					$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Preferred stock shares, authorized									20,000,000									20,000,000	20,000,000	20,000,000
Preferred stock par or stated value per share | $ / shares									$ 0.001									$ 0.001	$ 0.001			$ 0.001
Stock issued during period, shares, new issues											214,286
Share price | $ / shares	$ 1.06													$ 1.06		$ 1.06
Proceeds from Issuance or Sale of Equity | $																$ 7,662,000		$ 4,507,000	$ 9,391,000
Fair value of the warrants | $														$ 680,000	$ (598,000)	$ (1,329,000)	$ (2,001,000)	(6,456,000)	$ (19,017,000)
Reverse stock split									1-for-20 reverse stock split
Proceeds from warrant exercises | $											$ 4,600,000
Proceeds from issuance of private placement | $																		$ 4,100,000
Share exercise price | $ / shares																						$ 5.00
Preferred stock, shares oustanding																		0	0
Preferred stock, shares issued																		0	0
Common stock, shares outstanding	6,529,792													6,529,792		6,529,792		1,517,628	1,334,950
Stock option exercised
Senior A Junior Participating Cumulative Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock shares, authorized																						5,000
Series B1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock par or stated value per share | $ / shares					$ 0.001
Convertible preferred stock, shares issued upon conversion					6,586
Sale of stock, price per share | $ / shares					$ 1,000
Number of shares converted				1,780
Preferred stock, shares oustanding	0													0		0		0
Preferred stock, shares issued	0													0		0		0
Authorized and unissued preferred stock																					6,586
Series B3 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock par or stated value per share | $ / shares					$ 0.001
Number of warrants purchase					8,000
Proceeds from issuance of private placement | $					$ 8,000,000.0
Preferred stock convertible conversion price | $ / shares					$ 0.125
Preferred stock convertible shares issuable					11,309,019
Number of shares converted	905
Preferred stock, shares oustanding	7,093													7,093		7,093		0
Preferred stock, shares issued	7,093													7,093		7,093		0
Authorized and unissued preferred stock																					8,000
Convertible preferred stock par value | $ / shares																					$ 0.001
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement | $					$ 7,300,000
Preferred stock convertible conversion price | $ / shares					$ 0.7074
Preferred stock convertible shares issuable					1,413.6
Preferred stock, shares oustanding	11,788													11,788		11,788
Preferred stock, shares issued	11,788													11,788		11,788
Series B-1 Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares oustanding				4,806
Series B Two Convertiable Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares outstanding				6,793,893
Two Thousand Twenty Four Preferred Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants purchase		8,000	8,000
Series B-3 Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues																11,306,192
Number of warrants purchase		7,998	7,998
Warrant preferred warrants, par value | $ / shares		$ 0.001	$ 0.001
Proceeds from warrant exercises | $		$ 7,400,000	$ 7,400,000
Preferred stock, shares outstanding																7,998
Series B2 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares converted	111
Preferred stock, shares oustanding	4,695													4,695		4,695		0
Preferred stock, shares issued	4,695													4,695		4,695		0
Authorized and unissued preferred stock																					6,586
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments of Stock Issuance Costs | $											$ 300,000
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares											$ 105.00
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares											$ 32.40
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares													$ 0.02
2022 July Common Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant modification expense | $																			$ 2,600,000
2022 Pre-Funded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants purchase													78,450
Warrant term													5 years
Securities Purchase Agreement [Member] | Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants purchase								1,055,000
Number of shares issued								1,055,000
Warrant preferred warrants, par value | $ / shares								$ 3.7399
Securities Purchase Agreement [Member] | Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants purchase								1,205,000
Number of shares issued								1,807,500
Proceeds from Issuance or Sale of Equity | $								$ 4,500,000
May 2022 PIPE [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of private placement | $													$ 9,400,000
Private Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | € / shares										€ 1.00
Exchange of shares issued										3,148,042
Private Placement [Member] | 2022 Purchase Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants purchase													170,950
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues																			157,402
Inducement expense | $								1.0
Fair value of the existing warrants | $								400,000
Fair value of the warrants | $								$ 1,400,000
Number of shares issued for conversion				2,516,785
Preferred stock, shares outstanding														1,435,608
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues						1,055,000	1,055,000
Shares issued price per share | $ / shares						$ 0.0001	$ 0.0001
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares													$ 55.00
Common Stock [Member] | 2022 Pre-Funded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues												78,450
Common Stock [Member] | Registered Public Offering [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues								150,000
Share price | $ / shares								$ 3.74
Common Stock [Member] | Private Placement [Member] | May 2022 PIPE [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period, shares, new issues													92,500
Warrant [Member] | Private Placement [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share | $ / shares								3.55
Warrant [Member] | Private Placement [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued price per share | $ / shares								55.40
Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares								$ 3.55
Warrant expiry period								5 years
Warrant [Member] | 2023 Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares								$ 3.55
Prefunded Warrant [Member] | Securities Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant preferred warrants, par value | $ / shares								$ 0.0001
Warrant expiry period								5 years
Two Thousand Twenty Three Prefunded Warrant [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares						$ 0.001	$ 0.001
Stock option exercised						888,000	167,000